Derivatives and hedging activities (Tables)	6 Months Ended
Jun. 30, 2011
Derivatives and hedging activities
Fair value of derivative instruments

	Trading			Hedging			[1]

end of 2Q11	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	7,873.2	4.0	3.3	0.0	0.0	0.0

Swaps	28,445.4	363.1	358.1	64.8	2.2	1.2

Options bought and sold (OTC)	2,711.9	39.4	40.4	0.0	0.0	0.0

Futures	2,656.3	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	1,010.6	0.4	0.3	0.0	0.0	0.0

Interest rate products	42,697.4	406.9	402.1	64.8	2.2	1.2

Forwards	2,129.4	34.3	35.5	20.7	0.1	0.1

Swaps	1,093.6	34.2	44.8	0.0	0.0	0.0

Options bought and sold (OTC)	831.6	11.3	11.8	0.0	0.0	0.0

Futures	11.2	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	16.0	0.1	0.2	0.0	0.0	0.0

Foreign exchange products	4,081.8	79.9	92.3	20.7	0.1	0.1

Forwards	15.4	1.2	1.2	0.0	0.0	0.0

Options bought and sold (OTC)	26.5	0.5	0.4	0.0	0.0	0.0

Futures	0.2	0.0	0.0	0.0	0.0	0.0

Precious metals products	42.1	1.7	1.6	0.0	0.0	0.0

Forwards	5.2	0.9	0.0	0.0	0.0	0.0

Swaps	230.1	5.1	6.4	0.0	0.0	0.0

Options bought and sold (OTC)	277.7	12.6	14.5	0.0	0.0	0.0

Futures	69.3	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	457.3	16.5	17.7	0.0	0.0	0.0

Equity/index-related products	1,039.6	35.1	38.6	0.0	0.0	0.0

Credit derivatives [2]	1,972.0	44.3	41.9	0.0	0.0	0.0

Forwards	24.1	1.1	1.1	0.0	0.0	0.0

Swaps	66.7	7.7	7.2	0.0	0.0	0.0

Options bought and sold (OTC)	39.7	2.5	2.0	0.0	0.0	0.0

Futures	184.0	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	98.8	4.0	4.1	0.0	0.0	0.0

Other products [3]	413.3	15.3	14.4	0.0	0.0	0.0

Total derivative instruments	50,246.2	583.2	590.9	85.5	2.3	1.3

The notional amount for derivative instruments (trading and hedging) was CHF 50,331.7 billion as of June 30, 2011.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

	Trading			Hedging			[1]

end of 4Q10	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	8,073.9	6.3	5.9	0.0	0.0	0.0

Swaps	24,103.8	429.2	422.3	70.0	2.5	1.7

Options bought and sold (OTC)	2,420.3	44.9	46.1	0.0	0.0	0.0

Futures	2,769.2	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	1,365.6	0.5	0.3	0.0	0.0	0.0

Interest rate products	38,732.8	480.9	474.6	70.0	2.5	1.7

Forwards	2,062.4	35.2	37.9	19.4	0.4	0.1

Swaps	1,059.0	35.0	45.8	0.0	0.0	0.0

Options bought and sold (OTC)	796.9	14.4	15.1	0.0	0.0	0.0

Futures	13.5	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	5.6	0.1	0.1	0.0	0.0	0.0

Foreign exchange products	3,937.4	84.7	98.9	19.4	0.4	0.1

Forwards	15.9	1.7	1.4	0.0	0.0	0.0

Options bought and sold (OTC)	25.4	0.7	0.8	0.0	0.0	0.0

Futures	0.5	0.0	0.0	0.0	0.0	0.0

Precious metals products	41.8	2.4	2.2	0.0	0.0	0.0

Forwards	6.2	1.1	0.1	0.0	0.0	0.0

Swaps	213.7	4.2	7.5	0.0	0.0	0.0

Options bought and sold (OTC)	268.2	15.0	16.2	0.0	0.0	0.0

Futures	77.9	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	389.5	17.0	18.0	0.0	0.0	0.0

Equity/index-related products	955.5	37.3	41.8	0.0	0.0	0.0

Credit derivatives [2]	1,989.5	49.5	46.6	0.0	0.0	0.0

Forwards	32.0	2.0	1.9	0.0	0.0	0.0

Swaps	100.9	14.1	15.7	0.0	0.0	0.0

Options bought and sold (OTC)	50.1	3.2	2.9	0.0	0.0	0.0

Futures	219.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	128.6	4.8	4.8	0.0	0.0	0.0

Other products [3]	531.4	24.1	25.3	0.0	0.0	0.0

Total derivative instruments	46,188.4	678.9	689.4	89.4	2.9	1.8

The notional amount for derivative instruments (trading and hedging) was CHF 46,277.8 billion as of December 31, 2010.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments, balance sheet location

	2Q11		4Q10

end of	Positive replacement value (PRV)	Negative replacement value (NRV)	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Replacement values (trading and hedging) before netting agreements	585.5	592.2	681.8	691.2

Counterparty netting [1]	(517.7)	(517.7)	(602.9)	(602.9)

Cash collateral netting [1]	(25.3)	(27.2)	(28.5)	(29.2)

Replacement values (trading and hedging) after netting agreements	42.5	47.3	50.4	59.1

of which recorded in trading assets (PRV) and trading liabilities (NRV)	40.3	46.3	47.7	57.9

of which recorded in other assets (PRV) and other liabilities (NRV)	2.2	1.0	2.7	1.2

1 Netting was based on legally enforceable netting agreements.

Fair value hedges

in	2Q11	1Q11	2Q10	6M11	6M10

Gains/(losses) recognized in income on derivatives (CHF million)

Interest rate products	248	(261)	587	(13)	904

Foreign exchange products	9	(11)	13	(2)	31

Total	257	(272)	600	(15)	935

Gains/(losses) recognized in income on hedged items (CHF million)

Interest rate products	(273)	259	(595)	(14)	(918)

Foreign exchange products	(9)	11	(14)	2	(32)

Total	(282)	270	(609)	(12)	(950)

Details of fair value hedges (CHF million)

Net gains/(losses) on the ineffective portion	(25)	(2)	(9)	(27)	(15)

Represents gains/(losses) recognized in trading revenues.

Cash flow hedges

in	2Q11	1Q11	2Q10	6M11	6M10

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Foreign exchange products	3	(3)	0	0	7

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	14	17	0	31	0

Represents gains/(losses) on effective portion.
1 Included in commissions and fees.

Net investment hedges

in	2Q11	1Q11	2Q10	6M11	6M10

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Interest rate products	0	0	4	0	8

Foreign exchange products	955	45	513	1,000	492

Total	955	45	517	1,000	500

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	1	(3)	0	(2)	3

Total	1	(3)	0	(2)	3

Represents gains/(losses) on effective portion.
1 Included in other revenues.

Contingent credit risk

end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total

2Q11 (CHF billion)

Current net exposure	11.7	1.9	0.6	14.2

Collateral posted	11.6	1.9	–	13.5

Additional collateral required in a one-notch downgrade event	0.1	1.6	0.2	1.9

Additional collateral required in a two-notch downgrade event	0.3	2.9	0.5	3.7

4Q10 (CHF billion)

Current net exposure	14.6	2.1	0.8	17.5

Collateral posted	13.0	2.0	–	15.0

Additional collateral required in a one-notch downgrade event	0.2	1.8	0.1	2.1

Additional collateral required in a two-notch downgrade event	0.4	3.2	0.4	4.0

Credit protection sold/purchased

end of 2Q11	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF million)

Investment grade [2]	(434,006)	414,518		(19,488)	46,451	2,314

Non-investment grade	(181,148)	158,947		(22,201)	13,928	(3,309)

Total single-name instruments	(615,154)	573,465		(41,689)	60,379	(995)

of which sovereigns	(113,653)	112,392		(1,261)	9,283	(2,163)

of which non-sovereigns	(501,501)	461,073		(40,428)	51,096	1,168

Multi-name instruments (CHF million)

Investment grade [2]	(272,100)	248,715		(23,385)	21,159	(3,942)

Non-investment grade	(65,009)	61,995		(3,014)	16,342	(1,270)

Total multi-name instruments	(337,109)	310,710		(26,399)	37,501	(5,212)

of which sovereigns	(21,952)	20,941		(1,011)	696	(854)

of which non-sovereigns	(315,157)	289,769		(25,388)	36,805	(4,358)

end of 4Q10

Single-name instruments (CHF million)

Investment grade [2]	(467,460)	450,139	(17,321)	49,008	975

Non-investment grade	(195,340)	169,173	(26,167)	17,161	(2,208)

Total single-name instruments	(662,800)	619,312	(43,488)	66,169	(1,233)

of which sovereigns	(115,191)	113,546	(1,645)	10,305	(2,390)

of which non-sovereigns	(547,609)	505,766	(41,843)	55,864	1,157

Multi-name instruments (CHF million)

Investment grade [2]	(238,372)	215,052	(23,320)	14,480	(4,765)

Non-investment grade	(60,283)	55,884	(4,399)	16,112	(1,088)

Total multi-name instruments	(298,655)	270,936	(27,719)	30,592	(5,853)

of which sovereigns	(15,425)	14,589	(836)	643	(636)

of which non-sovereigns	(283,230)	256,347	(26,883)	29,949	(5,217)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above.

Maturity of credit protection sold

end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total

2Q11 (CHF million)

Single-name instruments	96,525	423,201	95,428	615,154

Multi-name instruments	25,647	265,068	46,394	337,109

Total	122,172	688,269	141,822	952,263

4Q10 (CHF million)

Single-name instruments	90,718	468,223	103,859	662,800

Multi-name instruments	27,257	227,007	44,391	298,655

Total	117,975	695,230	148,250	961,455